FINANCIAL ASSETS AND LIABILITIES (Details 1) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Non current financial assets at fair value through profit and loss	$ 27	$ 29
Current financial assets at fair value through profit and loss	586	458
Shares [Member]
IfrsStatementLineItems [Line Items]
Non current financial assets at fair value through profit and loss	27	29
Current financial assets at fair value through profit and loss	160	120
Government Securities [Member]
IfrsStatementLineItems [Line Items]
Current financial assets at fair value through profit and loss	279	278
Corporate Bonds [Member]
IfrsStatementLineItems [Line Items]
Current financial assets at fair value through profit and loss	116	19
Investment funds [member]
IfrsStatementLineItems [Line Items]
Current financial assets at fair value through profit and loss	$ 31	$ 41